Quarterly Report
November 30, 2020
MFS®  Global New Discovery Fund
GND-Q1

Portfolio of Investments
11/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 95.9%
Aerospace – 2.0%
CACI International, Inc., “A” (a)	2,391	$567,360
LISI Group (a)	13,076	334,571
Singapore Technologies Engineering Ltd.	143,900	411,291
		$1,313,222
Apparel Manufacturers – 1.0%
Skechers USA, Inc., “A” (a)	18,584	$622,007
Automotive – 2.7%
Copart, Inc. (a)	4,327	$499,552
Koito Manufacturing Co. Ltd.	7,400	442,635
LKQ Corp. (a)	14,102	496,673
USS Co. Ltd.	17,400	361,213
		$1,800,073
Biotechnology – 0.5%
Abcam PLC	6,269	$120,097
Abcam PLC (a)	12,443	237,164
		$357,261
Brokerage & Asset Managers – 3.3%
B3 Brasil Bolsa Balcao S.A.	49,800	$521,760
Cboe Global Markets, Inc.	6,126	559,426
Euronext N.V.	4,727	501,041
NASDAQ, Inc.	4,316	552,405
		$2,134,632
Business Services – 8.8%
Auto Trader Group PLC	56,881	$424,472
Cancom SE	8,684	465,311
Clarivate PLC (a)	36,869	1,011,685
Electrocomponents PLC	78,550	845,031
IHS Markit Ltd.	8,718	867,092
Keywords Studios PLC (a)	17,351	532,980
NS Solutions Corp.	15,300	450,741
Nuvei Corp. (a)	14,078	661,666
WNS (Holdings) Ltd., ADR (a)	7,120	501,319
		$5,760,297
Cable TV – 0.8%
Cable One, Inc.	257	$509,032
Chemicals – 1.7%
FMC Corp.	4,158	$482,370
IMCD Group N.V.	4,949	619,268
		$1,101,638
Computer Software – 8.2%
Asana, Inc. (a)	12,481	$348,844
Cadence Design Systems, Inc. (a)	3,608	419,610
Dun & Bradstreet Holdings, Inc. (a)	16,897	453,009
Everbridge, Inc. (a)	5,679	720,892
OBIC Co. Ltd.	2,800	629,464
Oracle Corp.	4,800	533,526
Ping Identity Holding Corp. (a)	31,284	703,577
Synopsys, Inc. (a)	2,013	457,958

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
VERTEX, Inc. (a)	17,599	$444,199
Zendesk, Inc. (a)	5,067	676,444
		$5,387,523
Computer Software - Systems – 5.3%
Amadeus IT Group S.A.	9,029	$614,960
EPAM Systems, Inc. (a)	1,779	573,425
Q2 Holdings, Inc. (a)	5,558	630,111
Rapid7, Inc. (a)	8,260	619,004
SS&C Technologies Holdings, Inc.	8,244	567,929
TransUnion	5,169	470,844
		$3,476,273
Construction – 5.5%
AZEK Co. LLC (a)	16,145	$576,699
Marshalls PLC (a)	46,325	437,248
Masco Corp.	10,752	577,060
Mid-America Apartment Communities, Inc., REIT	3,923	494,926
Otis Worldwide Corp.	7,634	511,020
Somfy S.A.	3,658	580,338
Summit Materials, Inc., “A” (a)	23,284	442,396
		$3,619,687
Consumer Products – 0.4%
Dabur India Ltd.	40,254	$270,408
Consumer Services – 2.2%
51job, Inc., ADR (a)	5,977	$421,379
Boyd Group Services, Inc.	2,685	437,969
Bright Horizons Family Solutions, Inc. (a)	3,421	581,946
		$1,441,294
Containers – 2.9%
Gerresheimer AG	9,853	$1,147,311
Mayr-Melnhof Karton AG	1,851	325,896
SIG Combibloc Group AG	18,291	420,668
		$1,893,875
Electrical Equipment – 2.3%
AMETEK, Inc.	5,138	$609,007
Halma PLC	12,245	361,191
Sensata Technologies Holding PLC (a)	10,588	517,012
		$1,487,210
Electronics – 1.8%
ASM International N.V.	4,509	$793,922
Kardex AG	2,060	402,592
		$1,196,514
Entertainment – 0.7%
CTS Eventim AG (a)	7,561	$457,333
Food & Beverages – 3.0%
Bakkafrost P/f (a)	7,673	$479,068
Cranswick PLC	23,954	1,099,178
S Foods, Inc.	12,100	363,927
		$1,942,173

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Furniture & Appliances – 0.7%
SEB S.A.	2,531	$449,526
Gaming & Lodging – 0.7%
Penn National Gaming, Inc. (a)	6,869	$480,830
Insurance – 1.7%
Arthur J. Gallagher & Co.	9,580	$1,105,628
Internet – 0.9%
Allegro.eu S.A. (a)	27,663	$568,015
Leisure & Toys – 1.5%
Take-Two Interactive Software, Inc. (a)	2,951	$532,685
Thule Group AB (a)	14,208	478,410
		$1,011,095
Machinery & Tools – 4.1%
Azbil Corp.	12,900	$578,894
IDEX Corp.	2,165	418,170
Ingersoll Rand, Inc. (a)	12,867	569,622
Ritchie Bros. Auctioneers, Inc.	5,895	423,320
Spirax-Sarco Engineering PLC	2,745	409,019
VAT Group AG	1,318	276,101
		$2,675,126
Medical & Health Technology & Services – 5.2%
AS ONE Corp.	3,400	$518,897
Charles River Laboratories International, Inc. (a)	2,952	692,303
ICON PLC (a)	3,459	674,090
PRA Health Sciences, Inc. (a)	9,239	1,036,616
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	320,962	514,688
		$3,436,594
Medical Equipment – 3.9%
Masimo Corp. (a)	1,790	$455,537
Nakanishi, Inc.	16,600	338,360
PerkinElmer, Inc.	6,681	888,573
STERIS PLC	4,636	898,503
		$2,580,973
Network & Telecom – 1.8%
CoreSite Realty Corp., REIT	4,417	$553,847
QTS Realty Trust, Inc., REIT, “A”	10,419	618,993
		$1,172,840
Pharmaceuticals – 0.6%
Maravai Lifesciences Holdings, Inc., “A” (a)	13,932	$392,186
Pollution Control – 1.7%
GFL Environmental, Inc.	40,856	$1,108,423
Printing & Publishing – 0.7%
Wolters Kluwer N.V.	5,785	$485,115
Railroad & Shipping – 0.8%
Kansas City Southern Co.	2,954	$549,946

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 7.0%
Big Yellow Group PLC, REIT	36,996	$561,275
Embassy Office Parks, REIT	87,800	413,959
Goodman Group, REIT	46,216	633,716
Industrial Logistics Properties Trust, REIT	18,548	403,048
LEG Immobilien AG	4,128	588,231
National Storage, REIT	397,775	559,155
Sun Communities, Inc., REIT	3,174	441,186
Tritax Big Box PLC, REIT	245,690	541,175
Unite Group PLC, REIT (a)	35,827	471,415
		$4,613,160
Restaurants – 0.7%
Yum China Holdings, Inc.	7,772	$438,185
Specialty Chemicals – 5.5%
Axalta Coating Systems Ltd. (a)	18,559	$530,973
Borregaard ASA	21,860	321,416
Croda International PLC	7,165	568,918
Essentra PLC (a)	174,781	710,679
Ferro Corp. (a)	30,007	429,400
RPM International, Inc.	4,647	408,983
Symrise AG	4,977	623,366
		$3,593,735
Specialty Stores – 2.7%
Burlington Stores, Inc. (a)	2,850	$622,839
Just Eat Takeaway (a)	7,004	742,539
Leslie's, Inc. (a)	20,245	418,869
		$1,784,247
Telecommunications - Wireless – 1.5%
Cellnex Telecom S.A.	15,132	$953,029
Trucking – 1.1%
SG Holdings Co. Ltd.	24,800	$741,149
Total Common Stocks		$62,910,254
Investment Companies (h) – 3.7%
Money Market Funds – 3.7%
MFS Institutional Money Market Portfolio, 0.1% (v)	2,450,641	$2,450,641

Other Assets, Less Liabilities – 0.4%		248,575
Net Assets – 100.0%		$65,609,470
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,450,641 and $62,910,254, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$29,000,566	$—	$—	$29,000,566
United Kingdom	4,746,244	3,585,283	—	8,331,527
Japan	2,651,794	2,307,012	—	4,958,806
Germany	1,211,597	2,069,955	—	3,281,552
Netherlands	1,104,383	1,536,461	—	2,640,844
Canada	2,631,378	—	—	2,631,378
France	914,909	950,567	—	1,865,476
Spain	—	1,567,989	—	1,567,989
Australia	1,192,871	—	—	1,192,871
Other Countries	6,002,377	1,436,868	—	7,439,245
Mutual Funds	2,450,641	—	—	2,450,641
Total	$51,906,760	$13,454,135	$—	$65,360,895
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,190,378	$7,254,480	$6,994,217	$(67)	$67	$2,450,641
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$580	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2020, are as follows:
United States	48.2%
United Kingdom	12.7%
Japan	7.6%
Germany	5.0%
Netherlands	4.0%
Canada	4.0%
France	2.8%
Spain	2.4%
Australia	1.8%
Other Countries	11.5%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.